EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Earnings per share	EARNINGS PER SHARE
Basic earnings per share amounts are calculated by dividing the net income/(loss) by the weighted average number of ordinary shares outstanding during that period.
Diluted earnings per share amounts are calculated by dividing the net income/(loss) by the weighted average number of shares outstanding during the period, plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares. If in the period there was a loss, then any potential ordinary shares have been excluded from the calculation of diluted loss per share, because the effects were anti-dilutive.

The following reflects the net income/(loss) and share data used in the earnings per share calculation.

(in thousands of $, except share data)	Six months ended
	June 30,
	2026	2025
Net income	64,362	36,447

Weighted average number of ordinary shares	54,092,376	54,087,768
Share options	—	7,850
Weighted average number of ordinary shares, adjusted for dilution	54,092,376	54,095,618

Earnings per share:
Basic	1.19	0.67
Diluted	1.19	0.67